5.MINERAL PROPERTY COMMITMENTS - RELATED PARTY (Details) - Advanced Royalty Payments (USD $)	15 Months Ended
Sep. 30, 2013
Advanced Royalty Payments [Abstract]00
Upon execution of Agreement	$ 6,000
On or prior to the 1st Anniversary of the Agreement	15,000
On or prior to the 2nd Anniversary of the Agreement	20,000
On or prior to the 3rd Anniversary of the Agreement	30,000
On or prior to the 4th Anniversary of the Agreement	40,000
On or prior to the 5th through the 10th Anniversary	50,000
On or prior to the 11th Anniversary and thereafter	$ 100,000